Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Rule 457(f)	true
Amount of Securities Received | shares	300,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 300,000,000.00
Fee Note MAOP	$ 300,000,000.00
Offering Note	a. Represents the aggregate principal amount of UL Solutions Inc.'s new 6.500% senior notes due 2028 to be offered in the exchange offer to which this registration statement relates. b. Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 6.500% Senior Notes due 2028
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1a. and 1b. Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantee.